SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Electronic Equipment [Member] - National Holdings Investments Ltd [Member]	Dec. 31, 2022
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years